Income Tax (Details) - Schedule of provision for income tax expense (benefit) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
USA
China
Deferred
USA
China	92,955
Total provision for income tax expense (benefit)	$ 92,955